Jan. 28, 2025
TH GARP India Rising Leaders ETF
TH GARP INDIA RISING LEADERS ETF - FUND SUMMARY
Investment Objective
TH GARP India Rising Leaders ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TH GARP India Rising Leaders ETF TH GARP India Rising Leaders ETF
Management Fees	0.78%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.78%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
TH GARP India Rising Leaders ETF | TH GARP India Rising Leaders ETF | USD ($)	80	249

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund seeks to invest in companies operating in India that TH GARP ETFS LTD (the “Sub-Adviser”) believes are, or have the potential to become, significant players in their respective industries, relative to companies in such industries globally. The Fund employs a Growth At a Reasonable Price (“GARP”) strategy. The Fund will utilize the Sub-Adviser’s equity GARP strategy, which emphasizes investing in equity securities of companies with a combination of consistent revenue growth, rising free cash flow, and reasonable valuations.

Investment Process:

The Fund’s investment approach for investing in equity securities is primarily based on a bottom-up analysis, driven by a rigorous research process. This process prioritizes companies with strong recurring (predictable revenue generated from ongoing customer relationships, such as subscriptions) or re-occurring (revenue generated periodically from repeat customers, though not necessarily on a consistent schedule) revenue streams. It also prioritizes companies that, in the Sub-Adviser’s view, have high revenue growth and attractive valuations. The Sub-Adviser employs the following criteria in its stock selection process.

The Sub-Adviser conducts a fundamental analysis of companies operating in India, evaluating those that demonstrate the potential to increase revenues and earnings at rates which are higher than the average rate of the universe of Indian companies being evaluated. Companies are evaluated based on the following criteria, which are equal weighted:

●	Positive free cash flow: The cash a company generates after accounting for capital expenditures, which can be used for growth, dividends, or reducing debt.

●	Large total addressable markets: The total revenue opportunity available for a company’s products or services, indicating potential for growth.

●	Competitive advantages: Factors that may allow a company to outperform its competitors, such as sector leadership or pricing power.

●	Growing market share: An increasing percentage of an industry’s sales that a company controls.

●	Industry growth: Overall expansion of a particular sector or industry that supports the company’s growth.

●	Strong corporate governance: A company’s framework of rules and practices that guide how it is managed and controlled.

The Sub-Adviser may reject a company if it is deemed that it performs inadequately in one or more of the above criteria. Companies that are small- to mid-capitalization in size are favored under the Sub-Adviser’s fundamental analysis.

The Sub-Adviser conducts scenario analyses to assess how a company’s financial performance may change under different economic conditions. These analyses include:

●	Base case: Expected or most likely outcome.

●	Bull case: Optimistic or best-case scenario.

●	Bear case: Pessimistic or worst-case scenario.

The scenarios are evaluated for forward revenue (anticipated future revenue), and free cash flow, as well as valuation multiples, such as price-to-earnings or price-to-sales ratios. These metrics help the Sub-Adviser evaluate a company relative to its peers or historical performance. To attempt to manage risk, the Fund seeks to invest in companies that have a “margin of safety” -- the difference between the Sub-Adviser’s estimate of a company’s intrinsic value and its market price. The Fund applies this approach over a long term investment horizon, typically spanning around five years. This process seeks to enable the Fund to hold investments that, in the Sub-Adviser’s view, remain attractive under various market conditions.

The Sub-Adviser may also seek to actively engage with portfolio companies’ management, both before and after the Fund invests in such companies, to propose and recommend actions to improve their operations and growth.

Technical Analysis

While the Fund’s core investment decisions are based on fundamental research, the Sub-Adviser may incorporate technical analysis to make recommendations regarding the timing of trades. Technical analysis involves evaluating indicators such as security price patterns, price trends, and trading volume to determine optimal entry and exit points. This approach aims to capture favorable price movements and enhance trade timing. This technical analysis complements the fundamental research by determining optimum entry and exit prices once the fundamental research identifies companies for investment.

Portfolio Construction:

The Fund typically invests in 20 to 40 companies across multiple sectors. The Sub-Adviser may recommend prioritization of certain sectors that it believes offer superior growth prospects based on trends such as technological innovation, demographic shifts, or changes in consumer behavior. The Fund’s investments may reflect this view through an overweight in those sectors. The Fund’s investments in any one sector may exceed 25% of its assets, and it is anticipated that the Fund will have such overweight exposure to the financials and technology sectors. The Fund will have significant exposure to companies operating in India.

The Fund generally seeks to hold equity investments over a medium- to long-term horizon, typically between 3 and 5 years. However, the Sub-Adviser retains the flexibility to recommend adjustments of the Fund’s positions more frequently based on changes in market conditions, company performance, valuation or other concerns.

Tactical Asset Allocation:

During unfavorable market conditions or when the Sub-Adviser deems asset valuations unattractive and is otherwise unable to identify suitable equity investments in accordance with its GARP strategy and subject to the Fund’s 80% policy, the Fund may tactically allocate assets to cash, U.S. Treasuries, or money market instruments. This flexibility is designed to preserve capital during periods of heightened volatility. Allocation to these assets may at times constitute a significant portion of the Fund’s portfolio until such time as appropriate investments become available for the deployment of such cash.

Holdings

The Fund typically invests in companies through ownership of equity securities and depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also gain exposure to a company through the use of derivative instruments, such as swaps. The Fund may hedge its currency exposure through forward foreign currency contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in equity securities and other instruments (including derivative instruments) that provide exposure to companies operating in India, in accordance with the Sub-Adviser’s GARP strategy. The Fund considers a company to be operating in India if it (1) is organized under the laws of, or maintains its principal place of business in, India; (2) has at least 50% of its assets physically located in India; (3) derives 50% or more of its gross revenue or profits from goods produced or sold, investments made, or services provided in India; or (4) is primarily traded on the stock exchanges of India. Derivative instruments will be valued at notional value for the purposes of this test and will have economic characteristics similar to the companies to which they provide exposure.

The Fund will be registered as a Category I Foreign Portfolio Investor (“FPI”) under the sub-category ‘Entities from the Financial Action Task Force member countries which are appropriately regulated funds’ under the SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) with the Indian securities’ markets regulator, the Securities and Exchange Board of India (“SEBI”), and shall invest in the Indian equity securities in accordance with the FPI Regulations and the Master Circular for FPIs, Designated Depository Participants (“DDPs”) and Eligible Foreign Investors, dated May 30, 2024 (“Master Circular”), as amended from time to time, and the circulars and notifications issued by SEBI from time to time. This disclosure is included pursuant to the requirements of SEBI as a result of the Fund’s investment in companies operating in India. Refer to the Fund’s Statement of Additional Information (the “SAI”) for additional information related to the Fund’s FPI status.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at THGARP.com.

TH GARP India Rising Leaders ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
TH GARP India Rising Leaders ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Investments in foreign companies’ securities, including investments via depositary receipts, are subject to special risks, including the following:

TH GARP India Rising Leaders ETF | Currency Exchange Rate Risk [Member]

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

TH GARP India Rising Leaders ETF | Depositary Receipt Risk [Member]

●	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (Underlying Shares). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

TH GARP India Rising Leaders ETF | Emerging Markets Risk [Member]

●	Emerging Markets Risk. The Fund will invest in securities issued by companies domiciled or headquartered in India, which is an emerging market nation. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

TH GARP India Rising Leaders ETF | Equity Market Risk [Member]

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

TH GARP India Rising Leaders ETF | Sector Risks [Member]

Sector Risks. The Sub-Adviser may recommend allocation of more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

TH GARP India Rising Leaders ETF | Financials Sector Risk [Member]

●	Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

TH GARP India Rising Leaders ETF | Technology Sector Risk [Member]

●	Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both in India and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

TH GARP India Rising Leaders ETF | India Investing Risk [Member]

India Investing Risk. Although India is the 5th largest economy in the world, it is an emerging market country that is developing an open-market economy, and remains comparatively more volatile than developed markets. Although India commenced a program of economic liberalization in the early 1990s, which included policies of deregulation, investors in India still face political and legal uncertainties, relatively greater government control over internal economic activity, currency volatility, and the risk of nationalization or expropriation of assets. India has an extensive bureaucracy which makes it difficult to implement economic and legislative changes, and some changes are announced and not implemented, or announced and reversed. In some areas of investment, India still imposes limits on foreign ownership of securities issued by Indian companies, and these limitations can be broadly imposed across all market participants and may apply at different levels in specific industries, which means the Fund may be unable to purchase or sell a position in a particular issuer at market prices.

In some cases, before the Fund can invest directly in securities of an Indian company traded on an Indian exchange, approvals must be obtained from a range of Indian authorities including SEBI, Reserve Bank of India (“RBI”), the central government and the tax authorities (if tax benefits related to the investment will be used by the investor). India has complicated relationships with neighboring countries including Pakistan, Bangladesh, China and Sri Lanka, based on economic and non-economic factors. India has experienced acts of terrorism and threats of terrorism, which stem from a variety of religious disputes, territorial disputes, and long-standing cultural differences or disputes, and industry-specific concerns relating to defense, security and energy policies. India continues to exercise significant control over economic and government activity.

Investing in India involves exposure to various social, demographic, political, and economic risks. Socially, India grapples with issues like religious and caste-based tensions, and its diverse and large population presents both opportunities and challenges. Demographically, while the youth population offers potential growth, it also demands significant job creation. Politically, changes in government or policy direction, potential bureaucratic hurdles, and regional tensions can impact the investment climate. Economically, India has faced challenges with infrastructure bottlenecks, fiscal deficits, and occasional currency volatility. The regulatory environment, although improving, can still be complex and sometimes unpredictable. All these factors can contribute to volatility and pose potential risks for a Fund that invests in India, necessitating vigilant monitoring and understanding of the regional dynamics.

TH GARP India Rising Leaders ETF | Currency Risk [Member]

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

TH GARP India Rising Leaders ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

TH GARP India Rising Leaders ETF | Swaps Risk [Member]

●	Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a swap due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the swap in a bankruptcy or other reorganization proceeding. This risk is heightened with respect to over-the-counter (OTC) instruments, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. Certain of the Fund’s transactions in swaps could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

TH GARP India Rising Leaders ETF | Forward Currency Contracts Risk [Member]

●	Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate (i.e., the current market rate) between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

TH GARP India Rising Leaders ETF | Value Investing Risk [Member]

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

TH GARP India Rising Leaders ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

TH GARP India Rising Leaders ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

TH GARP India Rising Leaders ETF | ETF Risks [Member]
ETF Risks.
TH GARP India Rising Leaders ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TH GARP India Rising Leaders ETF | Cash Redemption Risk [Member]

○	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additional costs could include brokerage costs that the Fund might not have incurred if it had made an in-kind transaction. These costs could be imposed on the Fund and thus decrease the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an AP.

TH GARP India Rising Leaders ETF | Costs of Buying or Selling Shares [Member]

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

TH GARP India Rising Leaders ETF | Shares May Trade at Prices Other Than NAV [Member]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant and there may be furthering widening bid-ask spreads.

TH GARP India Rising Leaders ETF | Trading [Member]

○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Where all or a portion of the Fund’s underlying securities trade in a foreign market that is closed, and when the domestic market in which the Shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the Fund’s domestic trading day. This could lead to differences between the market price of the Shares and the underlying value of the Shares.

TH GARP India Rising Leaders ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

TH GARP India Rising Leaders ETF | Management Risk [Member]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. Portfolio managers may rely on poorly chosen, ineffective investment techniques and risk analyses, or apply poor judgement to otherwise effective investment and analysis methods.

TH GARP India Rising Leaders ETF | Market Capitalization Risk [Member]
Market Capitalization Risk
TH GARP India Rising Leaders ETF | Large-Capitalization Investing [Member]

o	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

TH GARP India Rising Leaders ETF | Mid-Capitalization Investing [Member]

o	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

TH GARP India Rising Leaders ETF | Small-Capitalization Investing [Member]

o	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

TH GARP India Rising Leaders ETF | Market Events Risk [Member]

Market Events Risk. The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

TH GARP India Rising Leaders ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

TH GARP India Rising Leaders ETF | New Sub-Adviser Risk [Member]
New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with advising an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.
TH GARP India Rising Leaders ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

TH GARP India Rising Leaders ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.